INCOME TAXES (Schedule of Income Tax Expenses) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense	¥ 37,671	¥ 25,581	¥ 18,985
Deferred income tax benefit	(18,895)	(21,614)	(4,190)
Total	¥ 18,776	¥ 3,967	¥ 14,795